CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Construction Contracts [Abstract]
Contract costs incurred to date	$ 11,015	$ 12,019	$ 13,272
Profit recognized to date	155	437	117
Contract costs incurred and profit recognized (less recognized losses)	11,170	12,456	13,389
Less: progress billings	(11,450)	(12,782)	(13,723)
Contract work in progress (liability)	(280)	(326)	(334)
Comprising:
Amounts due from customers — work in progress	138	54	167
Amounts due to customers — creditors	(418)	(380)	(501)
Contract work in progress (liability)	(280)	$ (326)	$ (334)
Decrease through right to consideration becoming unconditional, contract assets	730
Increase in amounts due from customers asset, additions to work in progress	753
Decrease in amounts due from customers liability, dispositions	(115)
Increase in amounts due from customers asset, other changes	8
Decrease in amounts due from customers liability, recognized revenue	(343)
Increase in amounts due from customers liability, additions to work in progress	276
Increase in amounts due from customers liability, other changes	$ 29